SEMIANNUAL REPORT


January 31, 1996


INVESCO
SMALL
COMPANY
FUND


A no-load fund seeking
long-term capital growth.


INVESCO FUNDS

Economic  Overview                                                February  1996
     1995 will long stand out as a banner year for U.S. investors. The S&P achieved a total return of 37.44% for the 12 months ended 12/31/95, only the fourth time in fifteen years the broad market returned over 25%. By other measures, market results were even more exciting: The Dow Jones Industrial Average broke 5000 for the first time in history, and fixed-income markets followed suit, with the Lehman Government/Corporate Bond Index gaining 19.24%.(1)
      In January 1996 the stock market whipsawed in the wake of stalled federal budget negotiations. Yet continuing economic easing by the Fed, including a 0.25% short-term interest rate decrease on 1/31/96, helped the S&P 500 rise to new heights, ending the month up 3.45%.
      Despite strong January performance, this year corporate earnings improvements almost certainly won't see the dramatic gains enjoyed in 1994 and 1995. While a budget settlement in Washington seems uncertain, it is expected that the Federal Reserve will continue to gradually reduce interest rates. We believe this will lead to a slow-growth trend for the economy, as well as the stock and bond markets, during 1996.


/s/ R. Dalton Sim
----------------------
R. Dalton Sim
Chairman and President
INVESCO Trust Company

Small Company Fund
      For the six-month period ended 1/31/96, Small Company Fund had a total return of 7.32%.(2) This performance exceeded the Russell 2000 Index of smaller capitalization stocks, which returned 6.01% for the same period.(1) The fund's strong performance came after a period of slower growth due to substantial new investments during a sharply rising market.

                              Small Company Fund
                       Average Annualized Total Return
                               as of 1/31/96(2)

                    1 year                       29.25%
                    -----------------------------------
                    Since inception (12/93)      11.93%
                    -----------------------------------

      The line graph illustrates the value of a $10,000 investment in INVESCO Small Company Fund and the index plus reinvested dividends and capital gain distributions, if any, from inception through 1/31/96. The chart and other total return figures cited reflect the fund's operating expenses. However, the index does not have expenses, which would, of course, have lowered its performance.(2)

Graph:
      This  line  graph  represents  a  comparison  of the  value  of a  $10,000 investment in INVESCO Small Company Fund to the value of a $10,000 investment in the Russell 2000 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/1/93) through 1/31/96

Strategic Overview
      Historically, small capitalization stocks have outperformed large-cap stocks. Small Company Fund is managed to profit from this long-term trend, with the additional goal of exceeding the broad returns of the small-cap market.
      With this historical data in mind, we do not attempt to time the market or second-guess sector performance. Instead, we seek to participate in and exceed general small-cap growth levels by selecting those stocks that appear likely to outperform their peers within each sector.
      Our management technique involves a unique combination of quantitative and qualitative analysis. Each month, we use a proprietary model that ranks stocks based on their exposure to 13 factors, including price/earnings ratios, earnings momentum, inventory, and sales trends, among others.
      These factors are used to analyze and rank approximately 2,500 stocks, each with characteristics similar to those included in the Russell 2000 Index.(1) Once ranked, we choose the most attractive stocks within each general sector, weighting the fund to roughly equal the sector allocations held by the benchmark index.
      Once this quantitative analysis has been completed, we apply a qualitative approach to determine the best stocks available within each sector. In making our final selection, we utilize traditional fundamental analysis techniques to isolate those stocks which we believe are positioned to outperform their peers.

Current Profile
      As of 1/31/96, the fund's strongest investment emphasis was in finance, at 22% of net assets. This was closely followed by consumer cyclicals at 16%, and technology at 14%. Smaller allocations are spread across consumer staples, energy, transportation, and utilities, reflecting the approximate weightings of the Russell 2000 composite for the same period.(1)

Looking Forward
      In our estimation, small-cap stocks are currently undervalued relative to larger-capitalization equities. Additionally, a slow- down in large-cap growth could potentially occur if the projected economic softening takes place. Therefore, we feel Small Company Fund is positioned to benefit from any potential improvement in small-cap performance relative to the market at large.

Graph:    Small Company Fund Diversification
              by Value of Net Assets(3)

     This bar graph reflects the allocation of the INVESCO Small Company Fund's portfolio by value of net assets in Basic Materials, Capital Goods & Construction, Consumer Cyclical, Consumer Staples, Energy, Finance, Technology, Transportation & Services, Utilities, and Cash & Equivalents for the periods ending 1/95, 7/95, and 1/96.

Fund Manager
      INVESCO Small Company Fund is managed by Bob Slotpole, senior vice president and director of equities for INVESCO Management & Research, Inc. He earned an MBA from Stanford University, as well as a BS from the State University of New York at Buffalo. Bob has nearly two decades of investment experience, and before joining INVESCO in 1993, he was associated with First Boston and Lehman Brothers.

(1) The S&P 500 and Dow Jones Industrial Average are unmanaged indexes considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Index is an unmanaged index representative of the broad fixed-income market. The Russell 2000 is an unmanaged index representative of small- and medium-cap stocks.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased. Of course, past performance is not a guarantee of future results.

(3) Holdings are subject to change.

INVESCO Fund Codes
      These two-digit codes appear after your account number on Investment Summaries and confirmations. You may also use them to request information about specific funds on PAL(R), your Personal Account Line.
      Money  Market  Funds
      44 U.S.  Government  Money Fund
      25 Cash  Reserves
      40 Tax-Free  Money Fund
      Tax-Exempt  Funds
      36 Tax-Free  Intermediate  Bond
      35 Tax-Free Long-Term Bond Income Funds
      33 Short-Term Bond
      32 U.S. Government Securities
      47 Intermediate  Government Bond
      30 Select Income
      31 High Yield
      Multiple Asset Funds
      71 Balanced
      70 Multi-Asset Allocation
      48 Total Return
      Equity-Income  Funds
      15 Industrial  Income
      58 Utilities
      Growth Funds
      10 Growth
      20 Dynamics
      74 Small  Company
      60 Emerging  Growth
      46 Value  Equity
      Sector Funds
      50 Energy
      59 Environmental Services
      57 Financial Services
      51 Gold
      52 Health  Sciences
      53 Leisure
      55 Technology
      38 Worldwide  Capital Goods
      39 Worldwide  Communications
      International  Funds
      49 International Growth
      56 European
      37 European Small Company
      34 Latin  American  Growth
      41 Asian Growth
      54 Pacific Basin
For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO Diversified Funds, Inc. -- Small Company Fund
Ten Largest Common Stock Holdings
January 31, 1996


Description                                            Value
------------------------------------------------------------
Sonat Offshore Drilling                           $1,489,838
Smith (A O) Corp                                   1,466,400
Pulte Corp                                         1,435,500
Credence Systems                                   1,137,675
Phycor Inc                                         1,015,200
Alaska Air Group                                   1,001,325
Public Storage                                       975,963
Union Planters                                       909,876
Measurex Corp                                        906,525
United Stationers                                    878,600

Composition of holdings is subject to change.

INVESCO Diversified Funds, Inc. -- Small Company Fund
Statement of Investment Securities
January 31, 1996
UNAUDITED

                                                   Shares or
                                                   Principal
Description                                           Amount             Value
------------------------------------------------------------------------------
COMMON STOCKS 89.07%
ADVERTISING 0.36%
True North Communications                             11,600          $213,150
                                                                  ------------
AEROSPACE & DEFENSE 0.86%
Precision Castparts                                   12,800           510,400
                                                                  ------------
AUTOMOBILE RELATED 1.75%
Borg-Warner Automotive                                23,300           675,700
OEA Inc                                                9,100           234,325
Smith (A O) Corp                                       5,300           133,162
                                                                  ------------
                                                                     1,043,187
                                                                  ------------
BANKING 6.80%
ALBANK Financial                                      21,800           613,125
CCB Financial                                         13,000           679,250
Chittenden Corp                                        4,300           123,087
Cullen Frost Bankers                                   4,300           209,625
First Michigan Bank                                    5,733           163,390
Mark Twain Bancshares                                  8,300           317,475
National Commerce Bancorp                              6,000           166,500
North Fork Bancorporation                              9,700           250,987
Riggs National*                                       13,200           176,550
Summit Bancorp                                         4,500           145,125
USBANCORP Inc                                          8,900           295,925
Union Planters                                        29,832           909,876
                                                                  ------------
                                                                     4,050,915
                                                                  ------------
BROADCASTING 0.55%
Renaissance Communications*                            9,000           177,750
Silver King Communications*                            5,200           148,200
                                                                  ------------
                                                                       325,950
                                                                  ------------
BUILDING & CONSTRUCTION RELATED 3.23%
Granite Construction                                   7,500           223,125
Oakwood Homes                                          5,900           264,025
Pulte Corp                                            43,500         1,435,500
                                                                  ------------
                                                                     1,922,650
                                                                  ------------

CHEMICALS 0.73%
Cytec Industries*                                      5,700           434,625
                                                                  ------------
COMPUTER RELATED 3.42%
Auspex Systems*                                       14,700           233,362
Cognos Inc*                                            2,400            95,100
Computervision Corp*                                  15,200           188,100
Continuum Co*                                          7,100           279,562
Integrated Systems*                                    2,800           108,500
Network General*                                      16,800           672,000
Phamis Inc*                                            5,000           130,625
Trident Microsystems*                                 11,400           156,750
Wonderware Corp*                                      10,600           169,600
                                                                  ------------
                                                                     2,033,599
                                                                  ------------
CONTAINERS 1.24%
AptarGroup Inc                                         9,600           357,600
West Co                                               15,400           381,150
                                                                  ------------
                                                                       738,750
                                                                  ------------
CONTROL INSTRUMENTS 1.52%
Measurex Corp                                         30,600           906,525
                                                                  ------------
COSMETICS & TOILETRIES 0.40%
Carter-Wallace Inc                                    16,500           237,187
                                                                  ------------
ELECTRICAL EQUIPMENT 0.41%
Baldor Electric                                       11,950           244,975
                                                                  ------------
ELECTRONICS  4.62%
BMC Industries                                        24,200           517,275
C-Cube Microsystems*                                   6,600           396,000
Logicon Inc                                            5,600           153,300
Marshall Industries*                                   5,400           172,125
Photronics Inc*                                       11,000           266,750
Pioneer Standard Electronics                          25,700           301,975
Sterling Electronics*                                 13,335           200,025
Teleflex Inc                                           2,800           112,700
Watkins-Johnson Co                                    10,700           411,950
Wyle Electronics                                       7,200           217,800
                                                                  ------------
                                                                     2,749,900
                                                                  ------------
FINANCE RELATED 1.19%
Fair Issac & Co                                        7,600           205,200
Inter-Regional Financial Group                         7,350           159,862
PHH Corp                                               2,600           133,900
Robert Half International*                             5,000           210,625
                                                                  ------------
                                                                       709,587
                                                                  ------------

FOOD PRODUCTS & BEVERAGES 1.04%
Flowers Industries                                    15,000           198,750
International Multifoods                              14,100           260,850
Robert Mondavi Class A*                                5,300           159,000
                                                                  ------------
                                                                       618,600
                                                                  ------------
HEALTH CARE RELATED 1.00%
Sierra Health Services*                                2,300            78,200
Universal Health Services Class B*                     5,000           249,375
Vencor Inc*                                            7,089           270,268
                                                                  ------------
                                                                       597,843
                                                                  ------------
HOTELS 0.70%
Prime Hospitality*                                    41,400           414,000
                                                                  ------------
INSURANCE 5.81%
Berkley (W R) Corp                                    11,500           577,875
Commerce Group                                         2,500            48,437
Horace Mann Educators                                 17,500           579,687
Mutual Risk Management                                 5,700           245,100
NAC Re                                                 4,100           139,400
Protective Life                                       23,500           816,625
Reliance Group Holdings                               15,000           131,250
Selective Insurance Group                              8,300           308,137
Vesta Insurance Group                                  4,500           131,625
Washington National                                   18,200           484,575
                                                                  ------------
                                                                     3,462,711
                                                                  ------------
INVESTMENT BROKERS 0.32%
Alex Brown                                             3,900           190,125
                                                                  ------------
JEWELRY 0.34%
Tiffany & Co                                           3,700           204,887
                                                                  ------------
MACHINERY 2.07%
Duriron Co                                            10,000           230,000
Harnischfeger Industries                               8,094           274,184
Lawson Products                                        7,200           172,800
Regal Beloit                                          30,300           552,975
                                                                  ------------
                                                                     1,229,959
                                                                  ------------
MEDICAL RELATED 6.11%
Advanced Technology Laboratories*                      9,100           247,975
American Medical Response*                             3,300           102,300
AMSCO International*                                  20,300           289,275
Invacare Corp                                          8,600           245,100
Mentor Corp                                           11,300           317,812
Nellcor Puritan Bennett*                               5,100           316,200
Neurogen Corp*                                         8,500           257,125

PhyCor Inc*                                           21,150         1,015,200
Target Therapeutics*                                  12,800           700,800
Vivra Inc*                                             5,850           147,712
                                                                  ------------
                                                                     3,639,499
                                                                  ------------
MEDICAL RELATED -- DRUGS 1.00%
Bergen Brunswig Class A                               17,700           466,838
Watson Pharmaceuticals*                                2,800           128,100
                                                                  ------------
                                                                       594,938
                                                                  ------------
METALS & MINING 2.69%
Cleveland-Cliffs Inc                                   5,500           239,938
Global Industrial Technologies*                       16,300           370,825
J&L Specialty Steel                                   22,900           406,475
Lukens Inc                                            11,300           309,338
Zeigler Coal Holding                                  20,100           276,375
                                                                  ------------
                                                                     1,602,951
                                                                  ------------
MOTION PICTURES & TELEVISION 0.35%
Carmike Cinemas Class A*                               8,900           206,925
                                                                  ------------
NURSING HOMES 0.45%
Horizon/CMS Healthcare*                                9,800           268,275
                                                                  ------------
OIL & GAS RELATED 5.68%
Diamond Shamrock                                       9,300           265,050
Louis Dreyfus Natural Gas*                            12,800           158,400
Smith International*                                  62,400         1,466,400
Sonat Offshore Drilling                               32,300         1,489,838
                                                                  ------------
                                                                     3,379,688
                                                                  ------------
PAPER & PAPER PRODUCTS 1.13%
Chesapeake Corp                                        8,000           227,000
Rock-Tenn Co Class A                                  17,500           284,375
Universal Forest Products                             19,500           160,875
                                                                  ------------
                                                                       672,250
                                                                  ------------
POLLUTION CONTROL EQUIPMENT
   & SERVICES 0.31%
Lydall Inc*                                            8,700           182,700
                                                                  ------------
PRINTING & PUBLISHING 1.53%
Banta Corp                                            11,800           498,550
Media General Class A                                  7,900           263,663
Meredith Corp                                          3,300           150,150
                                                                  ------------
                                                                       912,363
                                                                  ------------

REAL ESTATE RELATED 5.02%
Beacon Properties                                     11,800           293,525
CBL & Associates Properties                            7,100           145,550
Duke Realty Investments                               10,300           330,888
FelCor Suite Hotels                                    5,000           149,375
Gables Residential Trust SBI                           6,900           159,563
Highwoods Properties                                   5,700           173,850
Liberty Property Trust SBI                             9,900           219,038
Merry Land & Investment                                7,300           167,900
Public Storage                                        47,900           975,963
Shurgard Storage Centers Class A                       7,500           202,500
Wellsford Residential Property Trust SBI               7,400           171,125
                                                                  ------------
                                                                     2,989,277
                                                                  ------------
RECREATION SERVICES 0.39%
Grand Casinos*                                         7,800           233,025
                                                                  ------------
RETAIL 6.29%
Apple South                                           13,800           243,225
Applebee's International                               1,700            31,663
Buffets Inc*                                          37,500           515,625
Caseys General Stores                                  8,800           202,400
Claire's Stores                                       13,400           256,275
CompUSA Inc*                                          11,600           411,800
Consolidated Stores*                                   8,900           178,000
Jostens Inc                                            6,800           156,400
Riser Foods Class A                                    9,300           137,175
Ross Stores                                            7,400           148,000
Smith's Food & Drug Centers Class B                    5,300           134,488
Sports Authority*                                     12,500           250,000
Sunglass Hut International*                           15,400           428,313
Waban Inc*                                            19,600           377,300
Zales Corp*                                           19,900           274,869
                                                                  ------------
                                                                     3,745,533
                                                                  ------------
SAVINGS & LOAN 2.62%
Cal Fed Bancorp*                                      12,700           198,437
Charter One Financial                                  8,800           278,300
First Financial                                       11,200           245,000
Sovereign Bancorp                                     57,330           569,717
TCF Financial                                          8,200           269,575
                                                                  ------------
                                                                     1,561,029
                                                                  ------------
SCHOOLS 0.67%
DeVRY Inc*                                            14,600           397,850
                                                                  ------------
SEMICONDUCTOR EQUIPMENT 3.31%
Actel Corp*                                           15,400           192,500
Burr-Brown Corp*                                       2,300            62,100
Credence Systems*                                     46,200         1,137,675

Cypress Semiconductor*                                28,000           392,000
Oak Technology*                                        3,700           185,000
                                                                  ------------
                                                                     1,969,275
                                                                  ------------
TELECOMMUNICATIONS 2.48%
Aspect Telecommunications*                             7,700           284,900
Digital Systems International*                         7,800           100,425
LCI International*                                    32,900           781,375
Octel Communications*                                  8,400           308,700
                                                                  ------------
                                                                     1,475,400
                                                                  ------------
TEXTILES & APPAREL MANUFACTURERS 1.13%
Authentic Fitness                                      4,500           108,563
G & K Services Class A                                 9,300           232,500
Springs Industries Class A                             8,300           332,000
                                                                  ------------
                                                                       673,063
                                                                  ------------
TRANSPORTATION 4.52%
Alaska Air Group*                                     50,700         1,001,325
America West Airlines Class B*                        17,900           306,538
ValuJet Inc*                                           8,600           191,350
Varlen Corp                                           22,100           535,925
Werner Enterprises                                    18,000           387,000
Wisconsin Central Transportation*                      3,600           270,000
                                                                  ------------
                                                                     2,692,138
                                                                  ------------
UTILITIES 3.12%
Central Maine Power                                   17,700           276,563
CILCORP Inc                                            3,000           132,000
Commonwealth Energy Systems SBI                        8,000           374,000
IES Industries                                        13,400           381,900
Minnesota Power & Light                               12,700           366,713
ONEOK Inc                                             15,600           325,650
                                                                  ------------
                                                                     1,856,826
                                                                  ------------
WHOLESALE 1.91%
FoxMeyer Health                                       11,800           256,650
United Stationers                                     38,200           878,600
                                                                  ------------
                                                                     1,135,250
                                                                  ------------
TOTAL COMMON STOCKS
   (Cost $49,139,165)                                               53,027,780
                                                                  ------------

SHORT-TERM INVESTMENTS
   REPURCHASE AGREEMENTS 10.93%
Repurchase  Agreement  with
   State  Street  Bank & Trust Co
   dated  1/31/1996  due 2/1/1996
   at 5.000%,  repurchased at
   $6,505,903 (Collateralized by
   US Treasury Bonds due 5/15/2017
   at 8.750%, value $6,646,472)
   (Cost $6,505,000)                              $6,505,000        $6,505,000
                                                                  ------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $55,644,165)
   (Cost for Income Tax
   Purposes $55,728,356)                                           $59,532,780
                                                                  ============

* Security is non-income producing.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. -- Small Company Fund
Statement of Assets and Liabilities
January 31, 1996
UNAUDITED


ASSETS
Investment Securities at Value~
   (Cost $55,644,165~)                                             $59,532,780
Cash                                                                     3,294
Receivables:
   Fund Shares Sold                                                     66,020
   Dividends and Interest                                               36,332
Prepaid Expenses and Other Assets                                      165,633
                                                                  ------------
TOTAL ASSETS                                                        59,804,059
                                                                  ------------
LIABILITIES
Payable for Fund Shares Repurchased                                     22,746
                                                                  ------------
Net Assets at Value                                                $59,781,313
                                                                  ============
NET ASSETS
Paid-in Capital*                                                   $53,505,548
Accumulated Overdistributed Net Investment Income                      (1,658)
Accumulated Undistributed Net Realized Gain
   on Investment Securities and Foreign Currency
   Transactions                                                      2,388,808
Net Appreciation of Investment Securities and
   Foreign Currency Transactions                                     3,888,615
                                                                  ------------
Net Assets at Value                                                $59,781,313
                                                                  ============
Net Asset Value, Offering and Redemption
   Price per Share                                                      $12.33
                                                                  ============

~ Investment securities at cost and value at January 31, 1996 include a repurchase agreement of $6,505,000.

* The Fund has 100 million authorized shares of common stock, par value of $0.01 per share, of which 4,848,667 were outstanding at January 31, 1996.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. -- Small Company Fund
Statement of Operations
Six Months Ended January 31, 1996
UNAUDITED

INVESTMENT INCOME
INCOME
Dividends                                                             $302,696
Interest                                                                96,685
   Foreign Taxes Withheld                                                 (55)
                                                                  ------------
   TOTAL INCOME                                                        399,326
                                                                  ------------
EXPENSES
Investment Advisory Fees                                               175,019
Transfer Agent Fees                                                     16,371
Administrative Fees                                                      8,500
Custodian Fees and Expenses                                             10,592
Directors' Fees and Expenses                                             4,904
Professional Fees and Expenses                                          13,493
Registration Fees and Expenses                                          22,172
Reports to Shareholders                                                  2,369
Other Expenses                                                           2,809
                                                                  ------------
   TOTAL EXPENSES                                                      256,229
Fees and Expenses Absorbed
   by Investment Adviser                                              (17,695)
Fees and Expenses Paid Indirectly                                      (5,175)
                                                                  ------------
   NET EXPENSES                                                        233,359
                                                                  ------------
NET INVESTMENT INCOME                                                  165,967
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities and
   Foreign Currency Transactions                                     2,845,730
Change in Net Appreciation of Investment Securities
   and Foreign Currency Transactions                                   420,572
                                                                  ------------
NET GAIN ON INVESTMENT SECURITIES                                    3,266,302
                                                                  ------------
Net Increase in Net Assets from Operations                          $3,432,269
                                                                  ============

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Changes in Net Assets



                                                  Six Months              Year
                                                       Ended             Ended
                                                  January 31           July 31
                                               -------------      ------------
                                                        1996              1995
                                                   UNAUDITED

OPERATIONS
Net Investment Income                               $165,967          $151,017
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                    2,845,730           800,723
Change in Net Appreciation of
   Investment Securities and
   Foreign Currency Transactions                     420,572         3,762,809
                                               -------------      ------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS                          3,432,269         4,714,549
                                               -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                              (169,934)         (206,316)
Net Realized Gain on
   Investment Securities                         (1,179,362)                 0
                                               -------------      ------------
TOTAL DISTRIBUTIONS                              (1,349,296)         (206,316)
                                               -------------      ------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     71,672,367        42,475,361
Reinvestment of Distributions                      1,350,610           182,674
                                               -------------      ------------
                                                  73,022,977        42,658,035
Amounts Paid for Repurchases
   of Shares                                    (55,395,705)      (20,569,337)
                                               -------------      ------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                   17,627,272        22,088,698
                                               -------------      ------------
Total Increase in Net Assets                      19,710,245        26,596,931
NET ASSETS
Beginning of Period                               40,071,068        13,474,137
                                               -------------      ------------
End of Period (Including
   Accumulated Undistributed
   (Overdistributed) Net Investment
   Income of ($1,658) and
   $2,309, respectively)                         $59,781,313       $40,071,068
                                               =============      ============

FUND SHARE TRANSACTIONS
Shares Sold                                        5,869,761         3,982,583
Shares Issued from Reinvestment
   of Distributions                                  109,685            16,914
                                               -------------      ------------
                                                   5,979,446         3,999,497
Shares Repurchased                               (4,534,403)       (1,977,122)
                                               -------------      ------------
Net Increase in Fund Shares                        1,445,043         2,022,375
                                               =============      ============
See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Diversified Funds, Inc. (the "Fund"), was incorporated in Maryland on April 2, 1993, and presently consists of the Small Company Fund. The Fund's investment objective is to seek long-term capital growth. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
     A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
     Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
     If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
     Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
     B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.

     C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Cost is determined on the specific identification basis. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
     D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
     Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
     Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
     E.   DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
     F. EXPENSES - Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
     NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.
      In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of the Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.

      In accordance with an Administrative Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
      IFG receives a transfer agent fee at an annual rate of $14.00 per shareholder account, or per participant in an omnibus account. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
      IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Fund.
     NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1996, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $47,427,500 and $33,828,120, respectively.
      There were no purchases or sales of U.S. Government  securities.
     NOTE 4 - APPRECIATION AND DEPRECIATION. At January 31, 1996, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $5,309,233 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $1,504,809 resulting in net appreciation of $3,804,424.
     NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IMR.
      The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 25% of the retainer fee at the time of retirement.
      Pension expenses for the six months ended January 31, 1996, included in Directors' Fees and Expenses in the Statement of Operations were $157. Unfunded accrued pension costs of $196 and pension liability of $663 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.
     NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. For the six months ended January 31, 1996, there were no such borrowings.

INVESCO Diversified Funds, Inc. -- Small Company Fund
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)

                                                   Six Months             Year          Period
                                                        Ended            Ended           Ended
                                                   January 31          July 31         July 31
                                                 ------------     ------------    ------------
                                                         1996             1995           1994^
                                                    UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period                  $11.77            $9.76          $10.00
                                                 ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.04             0.05            0.06
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.82             2.05          (0.28)
                                                 ------------     ------------    ------------
Total from Investment Operations                         0.86             2.10          (0.22)
                                                 ------------     ------------    ------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                     0.04             0.09            0.02
Distributions from Capital Gains                         0.26             0.00            0.00
                                                 ------------     ------------    ------------
Total Distributions                                      0.30             0.09            0.02
                                                 ------------     ------------    ------------
Net Asset Value - End of Period                        $12.33           $11.77           $9.76
                                                 ============     ============    ============

TOTAL RETURN                                           7.32%*           21.64%        (2.21%)*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                                     $59,781          $40,071         $13,474
Ratio of Expenses to Average Net Assets#              0.51%*@            1.00%          1.00%~
Ratio of Net Investment Income to
   Average Net Assets#                                 0.36%*            0.84%          1.20%~
Portfolio Turnover Rate                                  77%*              73%            55%*


^  From December 1, 1993, commencement of operations, to July 31, 1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the six months ended January 31, 1996, for the year ended July 31, 1995 and for the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.55% (not annualized), 1.32% and 1.64% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.31% (not annualized), 0.52% and 0.56% (annualized), respectively.

@ Ratio reflects Total Expenses, less Expenses Absorbed expenses by Investment Adviser.

~  Annualized

INVESCO FUNDS

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information, call toll-free:
1-800-525-8085

To reach PAL(R), your 24-hour Personal Account
Line call:  1-800-424-8085

Or write to:
INVESCO Funds Group, Inc.,(sm) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

If you're in Denver, pleas visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 East Union
Avenue, Lobby Level

This information must be preceded or
accompanied by an effective prospectus.